Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY
Revenues:
Net advertising revenues	$ 74,012	[1]	465,824	[1]	204,369	[1]	81,632	[1]
Paid service revenues	77,022	[1]	484,768	[1]	324,326	[1]	180,715	[1]
Total revenues	151,034		950,592		528,695		262,347
Cost of revenues	(88,129)	[1],[2]	(554,676)	[1],[2]	(299,423)	[1],[2]	(170,062)	[1],[2]
Gross profit	62,905		395,916		229,272		92,285
Operating expenses:
Sales and marketing expenses	(26,070)	[1],[2]	(164,082)	[1],[2]	(76,152)	[1],[2]	(46,364)	[1],[2]
General and administrative expenses	(12,246)	[1],[2]	(77,078)	[1],[2]	(39,955)	[1],[2]	(27,727)	[1],[2]
Technology and product development expenses	(10,966)	[1],[2]	(69,021)	[1],[2]	(31,012)	[1],[2]	(16,579)	[1],[2]
Total operating expenses	(49,282)		(310,181)		(147,119)		(90,670)
Income from operations	13,623		85,735		82,153		1,615
Other income/(expenses):
Interest income	1,538		9,682		582		496
Foreign currency exchange gain	3,073		19,343		313		22
Others, net	455		2,861		1,534		(186)
Income before tax	18,689		117,621		84,582		1,947
Income tax expenses	(2,406)		(15,146)		(10,499)		(1,660)
Net income attributable to Phoenix New Media Limited	16,283		102,475		74,083		287
Accretion to convertible redeemable preferred share redemption value	(122,916)		(773,623)		(206,409)		(14,129)
Income allocation to participating preferred shares	(982)		(6,172)		(33,093)		(287)
Amortization of beneficial conversion feature							(17,138)
Net loss attributable to ordinary shareholders	$ (107,615)		(677,320)		(165,419)		(31,267)
Net loss per Class A and Class B ordinary share-Basic	$ (0.21)		(1.30)		(0.51)		(0.10)
Net loss per Class A and Class B ordinary share-Diluted	$ (0.21)		(1.30)		(0.51)		(0.10)
Weighted average number of Class A and Class B ordinary shares used in computing basic net loss per share	519,227,660		519,227,660		327,045,493		321,387,913
Weighted average number of Class A and Class B ordinary shares used in computing diluted net loss per share	519,227,660		519,227,660		327,045,493		321,387,913

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: Net advertising revenues 3,845 4,824 26,201 4,163 Paid service revenues 157,276 294,027 445,096 70,719 Cost of revenues (24,721) (38,800) (73,833) (11,731) Sales and marketing expenses - (438) (663) (105) General and administrative expenses (1,155) (617) (1,139) (181) Technology and product development expenses (471) (314) (533) (85)
[2]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: Cost of revenues 775 854 19,526 3,102 Sales and marketing expenses 2,904 4,664 18,254 2,900 General and administrative expenses 5,757 10,406 17,470 2,776 Technology and product development expenses 804 637 10,842 1,723